MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in US Government treasuries and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2016				December 31, 2015
		Gross unrealized	Gross unrealized	Fair		Gross unrealized	Gross unrealized	Fair
	Cost	gains	Losses	value	Cost	gains	losses	value
Available-for-sale:

US Government treasuries	$-	$-	$-	$-	$1,898	$-	$-	$1,898
Equity securities	$491	$420	$-	$911	$703	$458	$-	$1,161

	$491	$420	$-	$911	$2,601	$458	$-	$3,059